Investment in Joint Operations (Details) - Wafi-Golpu joint operation	12 Months Ended
Jun. 30, 2019
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation (as a percent)	50.00%
Newcrest Mining Limited
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation (as a percent)	50.00%